SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2023
SHARE-BASED PAYMENTS

26.	SHARE-BASED PAYMENTS

Warrants to the placement agent

The Company issued and sold an aggregate of 3,960,000 of its common shares at a price of US$1.85 per share to certain institutional investors on January 22, 2021 through a private placement. In a concurrent private placement, the Company issued the warrants:

(i)	to the institutional investors (the “investor warrants”), which gave the right to purchase an aggregate of 1,584,000 common shares of the Company with an exercise price of US$2.35 per share. The investor warrants are exercisable up to three years after January 22, 2021. The Company recognized the investor warrants issued as derivative financial liabilities as the investors have the right to exercise their warrants on a cashless basis according to the agreement clause.

(ii)	to the placement agent (the “agent warrants”) as part of placement service fees, which gave the right to purchase an aggregate of 396,000 common shares with an exercise price of US$2.35 per share. The agent warrants are exercisable up to three years after July 21, 2021. There are no cash settlement alternatives. The Group does not have a past practice of cash settlement for the warrants. The Group accounts for the warrants as equity-settled share-based payment.

The fair value of the agent warrants is estimated at the grant date using a binomial option pricing model. The amount was allocated to the issuance of the common shares and the investor warrants according to their fair value at the date of issuance, and CNY1,862 (US$287*) and CNY449 (US$70*) were charged to share capital and administrative expenses respectively.

*	As the changes in equity from this private placement transaction are denominated in US$, all the amounts in US$ in this disclosure paragraph are actual transaction amounts and the corresponding amounts in CNY were translated from US$ at the applicable exchange rate on the transaction date, January 22, 2021.

Share options

On July 14, 2022, the Board of Directors of the Company approved to grant option awards for an aggregate of 8,100,000 common shares, without par value, of the Company (the “share options”) to certain individuals under the China Natural Resources, Inc. 2014 Equity Compensation Plan for certain strategic consultant services. The share options vested immediately upon grant and are exercisable up to three years from July 19, 2022. The exercise price for the options is $0.623 per share.

The fair value of the share options is estimated at the grant date using a binomial option pricing model, taking into account the terms and conditions on which the share options were granted. The Group accounts for share options 2022 as an equity-settled share-based payment and recognize administrative expenses associated with the consultant service reward with a corresponding increase in equity.

Share-based payment

On June 26, 2023, the Board of Directors of the Company approved to grant share-based payment of 180,000 common shares for consultant’s service between June 26 to December 25, 2023. As the Group cannot measure reliably the fair value of the service received, it is based on the fair value of the common shares granted measured over the period the services is received. The Group recognized administrative expenses associated with the consultant service reward with a corresponding increase in equity using the average fair value of the common shares over the service period. The 180.000 common shares were vested and issued in 2023.

(a)	Expense arising from share-based payment transactions

The expense recognized during the year for above share-based payments is shown in the following table:

	Year Ended December 31,
	2021	2022	2023	2023
	CNY	CNY	CNY	US$

Issuance expense related to agent warrants	447	—	—	—
Consultants share option expense (Note 5)	—	16,152	—	—
Consultants share-based payment expense (Note 5)	—	—	3,074	435

Total	447	16,152	3,074	435

(b)	Movements during the year

The following table illustrates the number of, and movements in, agent warrants during the year:

	Number of shares	Exercise price per share
		US$

Outstanding at January, 2021	—	—
Granted during the year	396,000	2.35
Outstanding as of December 31, 2021	396,000	2.35
Outstanding as of December 31, 2022	396,000	0.623	*
Effect of Five-to-One Share Combination (Note 24)	(316,800)	—
Outstanding as of December 31, 2023	79,200	3.115	**

The remaining contractual life for the agent warrants as of December 31, 2023 and 2022, were 0.06 years and 1.06 years, respectively.

*	The exercise price was revised to $0.623 per share in July, 2022.

**	The exercise price was revised to $3.115 per share in March, 2023.

The following table illustrates the number of, and movements in share options during the year:

	Number of shares	Exercise price per share
		US$

Outstanding as of January, 2021 and December 31, 2021	—	—
Granted during the year	8,100,000	0.623
Outstanding as of December 31, 2022*	8,100,000	0.623
Granted during the year	—	—
Effect of Five-to-One Share Combination (Note 24)	(6,480,000)	—
Outstanding as of December 31, 2023	1,620,000	3.115

*	The share option numbers above are before giving effect to the Share Combination which became effective on April 3, 2023. Refer to Note 24 for further details.

The remaining contractual life for the share option as of December 31, 2023 and 2022, were 1.53 years and 2.53 years, respectively.

(c)	Inputs to the models

The following tables list the inputs to the models used for agent warrants and share options for the years ended December 31, 2021 and 2022, respectively:

	Agent warrants	Share options
	2021	2022

Fair value at the measurement date (US$)	70	2,400
Fair value at the measurement date (CNY)	449	16,209
Expected volatility (%)	93.67	93.50
Risk-free interest rate (%)	0.19	3.16
Expected life (years)	2.50	3
Share price (US$)	0.901	0.623

The expected life of the agent warrants and share options is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may not necessarily be the actual outcome.